Condensed Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)	Class B Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2021	$ 431		$ (11,152,409)	$ (11,151,978)
Balance (in Shares) at Dec. 31, 2021	4,312,500
Net income (loss)			2,585,027	2,585,027
Balance at Mar. 31, 2022	$ 431		(8,567,382)	(8,566,951)
Balance (in Shares) at Mar. 31, 2022	4,312,500
Balance at Dec. 31, 2022	$ 431		(5,890,208)	(5,889,777)
Balance (in Shares) at Dec. 31, 2022	4,312,500
Change in value of common stock subject to redemption			(333,395)	(333,395)
Net income (loss)			(1,652,348)	(1,652,348)
Balance at Mar. 31, 2023	$ 431		$ (7,875,951)	$ (7,875,520)
Balance (in Shares) at Mar. 31, 2023	4,312,500